UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3586

                        ALLIANCEBERNSTEIN MUNICIPAL TRUST

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2005

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)
ALLIANCEBERNSTEIN MUNICIPAL TRUST - CALIFORNIA PORTFOLIO

 Principal
  Amount
   (000)      Security (a)                                                     Yield            Value
              MUNICIPAL BONDS-88.8%
              CALIFORNIA - 87.9%
              Abag Finance Authority For Nonprofit Corp.
              (California Hill Apts.) Series 02A AMT
$    6,200    12/15/32 (b)                                                      2.29%   $   6,200,000
              Abag Finance Authority For Nonprofit Corp.
              (Geneva Pointe Apts.) Series 04A AMT
     3,200    3/15/37 (b)                                                       2.34        3,200,000
              Alameda County IDR
              (Bema Electronic Manufacturing Project) Series 04A AMT
     2,200    4/01/34 (b)                                                       2.38        2,200,000
              Alameda County IDR
              (JMS Family Partnership Project) Series 95A AMT
     2,630    10/01/25 (b)                                                      2.29        2,630,000
              California Department of Water Resources
              (Power Supply Revenue Bonds) Series 02B-4
     7,500    5/01/22 (b)                                                       2.28        7,500,000
              California Department of Water Resources
              (Power Supply Revenue Bonds) Series 02C-4
     3,050    5/01/22 (b)                                                       2.27        3,050,000
              California Department of Water Resources
              Series 02C-9
     2,000    5/01/22 (b)                                                       2.23        2,000,000
              California Economic Development Financing Authority IDR
              (Vortech Engineering, Inc. Project) Series 97 AMT
     2,540    9/01/22 (b)                                                       2.34        2,540,000
              California Infrastructure & Economic Development Bank IDR
              (Studio Moulding Project) Series 01A AMT
     2,800    12/01/26 (b)                                                      2.36        2,800,000
              California Infrastructure & Economic Development Bank IDR
              (West Star Industries Project) Series 00A AMT
     1,980    7/01/26 (b)                                                       2.34        1,980,000
              California Pollution Control Finance Authority
              (Atlas Disposal Industries LLC) Series 99A AMT
     2,400    5/01/19 (b)                                                       2.36        2,400,000
              California Pollution Control Finance Authority
              (Bidart Family Partnership) Series 02 AMT
     4,000    11/01/27 (b)                                                      2.35        4,000,000
              California Pollution Control Finance Authority
              (BLT Enterprises) Series 99A AMT
     3,015    4/01/14 (b)                                                       2.36        3,015,000
              California Pollution Control Finance Authority
              (Blue Line Transfer, Inc.) Series 99A AMT
     4,335    8/01/19 (b)                                                       2.36        4,335,000
              California Pollution Control Finance Authority
              (Burrtec Waste Industry Project) Series 02A AMT
     6,200    6/01/22 (b)                                                       2.36%       6,200,000

              California Pollution Control Finance Authority
              (Burrtec Waste Project) Series 00A AMT
     5,155    6/01/20 (b)                                                       2.36        5,155,000
              California Pollution Control Finance Authority
              (Burrtec Waste Project) Series 97B AMT
     1,400    7/01/12 (b)                                                       2.36        1,400,000
              California Pollution Control Finance Authority
              (California Waste Solutions) Series 02A AMT
     3,565    5/01/32 (b)                                                       2.36        3,565,000
              California Pollution Control Finance Authority
              (Carlos Echeverria & Sons) Series 02 AMT
     3,500    10/01/27 (b)                                                      2.35        3,500,000
              California Pollution Control Finance Authority
              (Contra Costa Waste Services) Series 95A AMT
     2,825    12/01/10 (b)                                                      2.36        2,825,000
              California Pollution Control Finance Authority
              (CR & R, Inc. Project) Series 00A AMT
     2,860    9/01/10 (b)                                                       2.39        2,860,000
              California Pollution Control Finance Authority
              (CR & R, Inc. Project) Series 95A AMT
     3,160    10/01/10 (b)                                                      2.39        3,160,000
              California Pollution Control Finance Authority
              (Greenteam of San Jose Project) Series 97A AMT
     1,280    8/01/12 (b)                                                       2.36        1,280,000
              California Pollution Control Finance Authority
              (Greenwaste Recovery) Series 99B AMT
     2,510    6/01/14 (b)                                                       2.41        2,510,000
              California Pollution Control Finance Authority
              (Heritage Dairy Project) Series 02 AMT
     1,500    10/01/27 (b)                                                      2.35        1,500,000
              California Pollution Control Finance Authority
              (Marborg Industries Project) Series 02A AMT
     4,825    6/01/22 (b)                                                       2.36        4,825,000
              California Pollution Control Finance Authority
              (Norcal Waste Systems, Inc. Project) Series 01 AMT
     1,000    12/01/26 (b)                                                      2.36        1,000,000
              California Pollution Control Finance Authority
              (P&D Dairy & Poso Creek Dairy) Series 03 AMT
     3,000    5/01/28 (b)                                                       2.35        3,000,000
              California Pollution Control Finance Authority
              (Placer County Eastern Sanitary) Series 03A AMT
     2,800    6/01/19 (b)                                                       2.36        2,800,000
              California Pollution Control Finance Authority
              (Sanco Services L.P. Project) Series 02A AMT
     3,470    11/01/32 (b)                                                      2.51        3,470,000
              California Pollution Control Finance Authority
              (Santa Clara Valley Industries) Series 98A AMT
     1,130    3/01/18 (b)                                                       2.41        1,130,000
              California Pollution Control Finance Authority
              (T & W Farms Project) Series 02 AMT
     2,940    11/01/27 (b)                                                      2.35        2,940,000
              California Pollution Control Finance Authority
              (West Valley Manufacturing Project) Series 97A AMT
     1,620    6/01/12 (b)                                                       2.51        1,620,000
              California Pollution Control Finance Authority
              (West Valley Project) Series 00A AMT
     6,700    6/01/30 (b)                                                       2.51        6,700,000

              California Pollution Control Finance Authority SWDR
              (Ag Resources III LLC Project) Series 04 AMT
     2,780    5/01/34 (b)                                                       2.36        2,780,000
              California Pollution Control Finance Authority SWDR
              (Agrifab, Inc. Project) Series 03 AMT
     2,900    8/01/28 (b)                                                       2.36        2,900,000
              California Pollution Control Finance Authority SWDR
              (Brawley Beef LLC Project) Series 01 AMT
     6,815    10/01/16 (b)                                                      2.35        6,815,000
              California Pollution Control Finance Authority SWDR
              (Burrtec Waste Group Project) Series 04A AMT
     1,985    7/01/16 (b)                                                       2.36        1,985,000
              California Pollution Control Finance Authority SWDR
              (George Borba & Son Dairy) Series 03 AMT
     3,800    12/01/28 (b)                                                      2.35        3,800,000
              California Pollution Control Finance Authority SWDR
              (JDS Ranch Project) Series 03 AMT
     2,350    11/01/28 (b)                                                      2.35        2,350,000
              California Pollution Control Finance Authority SWDR
              (Milk Time Dairy Farms Project) Series 02 AMT
     1,400    11/01/27 (b)                                                      2.35        1,400,000
              California Pollution Control Finance Authority SWDR
              (Mill Valley Refuse Service Project) Series 03A AMT
     3,060    7/01/28 (b)                                                       2.36        3,060,000
              California Pollution Control Finance Authority SWDR
              (Mission Trail Waste Systems) Series 02A AMT
     3,645    12/01/13 (b)                                                      2.41        3,645,000
              California Pollution Control Finance Authority SWDR
              (Norcal Waste Systems, Inc. Project) Series 03A AMT
     4,000    7/01/26 (b)                                                       2.36        4,000,000
              California Pollution Control Finance Authority SWDR
              (Valley Vista Services Project) Series 03A AMT
     2,155    12/01/23 (b)                                                      2.36        2,155,000
              California Pollution Control Finance Authority SWDR
              (Vanderham J & D Wilson) Series 04
     2,500    6/01/29 (b)                                                       2.35        2,500,000
              California Pollution Control Financing Authority SWDR
              (B & B Dairy LLC Project) Series 03 AMT
     8,000    10/01/28 (b)                                                      2.35        8,000,000
              California Pollution Control Financing Authority SWDR
              (John B & Ann M Verwey Project) Series 03 AMT
     3,400    5/01/28 (b)                                                       2.35        3,400,000
              California Statewide Community Development Authority
              (Biocol Investments) Series 97B AMT
       975    5/01/22 (b)                                                       2.50          975,000
              California Statewide Community Development Authority
              (Cienega Gardens Apts.) Series 02V AMT
     6,000    10/01/33 (b)                                                      2.38        6,000,000
              California Statewide Community Development Authority
              (Lake Merritt Apts.) Series 02R AMT
     3,700    10/01/33 (b)                                                      2.40        3,700,000
              California Statewide Community Development Authority
              (Pacific Bearings Co. Project) Series 96L AMT
     1,030    10/01/06 (b)                                                      2.50        1,030,000
              California Statewide Community Development Authority
              (Seminole Gardens Apts.) Series 02W AMT
     3,385    10/01/33 (b)                                                      2.38        3,385,000

              California Statewide Community Development Authority
              (Trinity Children & Family) Series 02
     4,600    11/01/27 (b)                                                      2.28        4,600,000
              California Statewide Community Development Authority MFHR
              (Housing IAC Project) Series 01W-2 AMT
     3,000    9/15/29 (b)                                                       2.32        3,000,000
              California Statewide Community Development Authority MFHR
              (Tyrella Gardens Apts.) Series 03B AMT
     3,825    6/01/36 (b)                                                       2.34        3,825,000
              California Statewide Economic Development Authority
              (Pioneer Converting, Inc.) Series 96 AMT
     1,200    4/01/16 (b)                                                       2.29        1,200,000
              Contra Costa COP
              (Concord Healthcare Center) Series 86 AMT
     2,260    12/01/12 (b)                                                      2.35        2,260,000
              East Bay Municipal Utility Water Systems
              Series 02B FSA
     6,000    6/01/25 (b)                                                       2.20        6,000,000
              Fresno
              (Trinity Health Credit) Series 00C
     9,500    12/01/30 (b)                                                      2.24        9,500,000
              Los Angeles Community Redevelopment Agency
              (Broadway Spring Center) Series 87 AMT
     7,900    7/01/12 (b)                                                       2.30        7,900,000
              Los Angeles Community Redevelopment Agency MFHR
              (Views at 270) Series 03A AMT
     2,507    9/01/19 (b)                                                       2.34        2,506,869
              Los Angeles Department of Water & Power
              Series 01B-2
     3,000    7/01/34 (b)                                                       2.20        3,000,000
              Los Angeles Department of Water & Power
              Series 01B-3
     9,400    7/01/34 (b)                                                       2.30        9,400,000
              Los Angeles Housing Authority
              (Park Sierra Apts. Project) Series 86A AMT
     3,100    9/01/30 (b)                                                       2.10        3,100,000
              Metropolitan Water District Southern California
              Series 01-B2
     6,600    7/01/20 (b)                                                       2.23        6,600,000
              Metropolitan Water District Southern California
              Series 01B1
    10,250    7/01/20 (b)                                                       2.23       10,250,000
              Northern California Transmission Agency
              Series 02A FSA
     4,150    5/01/24 (b)                                                       2.20        4,150,000
              Riverside County IDR
              (Cryogenic Project Issue) Series 89B AMT
     5,000    7/05/14 (b)                                                       2.33        5,000,000
              Roseville County High School District COP
              (Northwest Roseville Land Project) Series 91
       860    8/01/06 (b)                                                       2.75          860,000
              Sacramento MFHR
              (Freemont Mews Apts) Series 04D AMT
     4,750    11/01/38 (b)                                                      2.31        4,750,000
              San Francisco MFHR
              (Carter Terrace Apts.) Series 02B AMT
    10,000    3/01/36 (b)                                                       2.34       10,000,000

              San Francisco MFHR
              (Orlando Cepeda Place Apts.) Series 00D AMT
    10,135    11/01/33 (b)                                                      2.34       10,135,000
              San Jose MFHR
              (Trestles Apts) Series 04A AMT
     3,650    3/01/37 (b)                                                       2.34        3,650,000
                                                                                        -------------
                                                                                          284,856,869
                                                                                        -------------
              PUERTO RICO - 0.9%
              Puerto Rico Commonwealth Highway & Transportation
              Series 98A AMBAC
     2,700    7/01/28 (b)                                                       2.23        2,700,000
                                                                                        -------------
              Total Municipal Bonds
              (amortized cost
              $287,556,869)                                                               287,556,869
                                                                                        -------------
              COMMERCIAL PAPER-12.4%
              CALIFORNIA - 12.4%
              California State University Institute
              (CP Notes) Series 01A
    11,458    5/9/2005                                                          2.02       11,458,000
              Los Angeles Improvement Corporation
              Series 04A-1
     2,000    5/6/2005                                                          2.10        2,000,000
              Orange County Water District
              Series 97
     1,800    4/13/2005                                                         1.91        1,800,000
              San Francisco County Transportation
              Series 04B
     2,500    4/13/2005                                                         1.98        2,500,000
              San Francisco Public Utility Commission
              Series 04 (Water Series)
     2,100    5/5/2005                                                          2.10        2,100,000
              San Gabriel Valley
              (Alameda Corridor Project) Series 01
    10,500    4/7/2005                                                          1.98       10,500,000
              Ventura County Public Finance Authority
              (Lease Revenue CP Notes) Series 98
     8,300    4/11/2005                                                         1.95        8,300,000
              Ventura County Public Finance Authority
              (Lease Revenue CP Notes) Series 98
     1,500    5/6/2005                                                          2.07        1,500,000
                                                                                        -------------
              Total Commercial Paper
              (amortized cost
              $40,158,000)                                                                 40,158,000
                                                                                        -------------
              TOTAL INVESTMENTS -101.2%
              (amortized cost
              $327,714,869)                                                               327,714,869
              Other assets less
              liabilities - (1.2%)                                                         (3,755,875)
                                                                                        -------------
              NET ASSETS - 100%                                                         $ 323,958,994
                                                                                        -------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC -American Municipal Bond Assurance Corporation
      AMT   -Alternative Minimum Tax
      COP   -Certificate of Participation
      FSA   -Financial Security Assurance
      IDR   -Industrial Development Revenue
      MFHR  -Multi-Family Housing Revenue
      SWDR  -Solid Waste Disposal Revenue

PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)
ALLIANCEBERNSTEIN MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

 Principal
  Amount
   (000)      Security (a)                                                     Yield            Value
              MUNICIPAL BONDS-90.9%
              CONNECTICUT - 77.9%
              Connecticut Development Authority
              (Central Vermont Public Service) Series 85
$    1,000    12/01/15 (b)                                                      2.05%   $   1,000,000
              Connecticut Development Authority
              (Independent Living) Series 90
     6,815    7/01/15 (b)                                                       2.28        6,815,000
              Connecticut Development Authority
              (Northeast Foods, Inc.) Series 98 AMT
     3,700    6/01/13 (b)                                                       2.40        3,700,000
              Connecticut Development Authority
              (Pierce Memorial Baptist Home) Series 99
     3,845    10/01/28 (b)                                                      2.20        3,845,000
              Connecticut Development Authority SWR
              (Rand Whitney Project) Series 93 AMT
     4,200    8/01/23 (b)                                                       2.33        4,200,000
              Connecticut GO
              Series 01A
     4,415    2/15/21 (b)                                                       2.30        4,415,000
              Connecticut GO
              Series 97B
     3,200    5/15/14 (b)                                                       2.22        3,200,000
              Connecticut HEFA
              (Ascension Health Credit Group) Series 99B
     3,910    11/15/29 (b)                                                      2.27        3,910,000
              Connecticut HEFA
              (Covenant Retirement) Series 99A
     5,205    12/01/29 (b)                                                      2.21        5,205,000
              Connecticut HEFA
              (Hartford Hospital) Series 00B
     5,500    7/01/30 (b)                                                       2.30        5,500,000
              Connecticut HEFA
              (Hospital of St. Raphael) Series 04M
     4,000    7/01/24 (b)                                                       2.25        4,000,000
              Connecticut HEFA
              (King & Low/Heywood School) Series 03A
     3,000    7/01/33 (b)                                                       2.30        3,000,000
              Connecticut HEFA
              (Middlesex Hospital) Series 01J
       895    7/01/26 (b)                                                       2.27          895,000
              Connecticut HEFA
              (Williams School) Series 01
     5,380    7/01/31 (b)                                                       2.32        5,380,000
              Connecticut HEFA
              (Yale University) Series 97T-1
     3,000    7/01/29 (b)                                                       2.24        3,000,000


              Connecticut HFA
              (Mortgage Finance Program) Series 02B AMBAC AMT
     4,300    5/15/33 (b)                                                       2.32        4,300,000
              Connecticut IDA
              (Lapham-Hickey Steel Corp.) Series 00 AMT
     1,700    9/01/25 (b)                                                       2.36        1,700,000
              Hartford Redevelopment Agency MFHR
              (Underwood Towers Project) Series 90 FSA
     4,500    6/01/20 (b)                                                       2.30        4,500,000
              New Canaan Housing Authority
              (Village at Waveny Care Center) Series 02
     1,020    1/01/22 (b)                                                       2.28        1,020,000
              North Canaan Housing Authority
              (Geer Woods Project) Series 01
     1,955    8/01/31 (b)                                                       2.27        1,955,000
              Trumbull BAN
              Series 04
     5,000    9/13/2005                                                         1.54        5,032,479
                                                                                        -------------
                                                                                           76,572,479
                                                                                        -------------
              NEVADA - 2.0%
              Nevada Housing Division MFHR
              (City Center Las Vegas Project) Series 02A AMT
     2,000    4/01/35 (b)                                                       2.30        2,000,000
                                                                                        -------------
              OKLAHOMA - 1.5%
              Tulsa County Industrial Authority
              (Montercau in Warren Woods Project) Series 02A
     1,475    7/01/32 (b)                                                       2.30        1,475,000
                                                                                        -------------
              SOUTH CAROLINA - 3.2%
              Berkeley County IDR
              (Amoco Chemical Co. Project) Series 98 AMT
       700    4/01/28 (b)                                                       2.35          700,000
              Florence County Solid Waste Disposal & Wastewater Treatment
              (Roche Carolina, Inc. Project) Series 98 AMT
     2,500    4/01/28 (b)                                                       2.37        2,500,000
                                                                                        -------------
                                                                                            3,200,000
                                                                                        -------------
              TEXAS - 6.3%
              Gulf Coast Waste Disposal Authority
              (BP Amoco Chemical Project) Series 03B AMT
     3,200    9/01/38 (b)                                                       2.35        3,200,000
              Gulf Coast Waste Disposal Authority
              (Exxonmobil Project) Series 01A AMT
     3,000    6/01/30 (b)                                                       2.25        3,000,000
                                                                                        -------------
                                                                                            6,200,000
                                                                                        -------------
              Total Municipal Bonds
              (amortized cost
              $89,447,479)                                                                 89,447,479
                                                                                        -------------
              COMMERCIAL PAPER-6.6%
              CONNECTICUT - 4.5%
              New Haven GO
              Series 02A
     4,455    4/4/2005                                                          1.80        4,455,000
                                                                                        -------------

              PUERTO RICO - 2.1%
              Puerto Rico Government Development Bank
              Series 96
     2,000    5/3/2005                                                          2.03        2,000,000
                                                                                        -------------

              Total Commercial Paper
              (amortized cost
              $6,455,000)                                                                   6,455,000
                                                                                        -------------

              TOTAL INVESTMENTS -97.5%
              (amortized cost
              $95,902,479)                                                                 95,902,479
              Other assets less
              liabilities - 2.5%                                                            2,436,779
                                                                                        -------------
              NET ASSETS - 100%                                                         $  98,339,258
                                                                                        -------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC  -American Municipal Bond Assurance Corporation

      AMT    -Alternative Minimum Tax

      BAN    -Bond Anticipation Note

      GO     -General Obligation

      HEFA   -Health & Educational Facility Authority

      HFA    -Housing Finance Agency/Authority

      IDA    -Industrial Development Authority

      IDR    -Industrial Development Revenue

      MFHR   -Multi-Family Housing Revenue

      SWR    -Solid Waste Revenue

PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)
ALLIANCEBERNSTEIN MUNICIPAL TRUST - FLORIDA PORTFOLIO


 Principal
  Amount
   (000)       Security (a)                                                    Yield           Value
               MUNICIPAL BONDS-89.8%
               ALASKA - 2.4%
               Valdez Marine Terminal
               (BP Pipelines Project) Series 03B
$    4,200     7/01/37 (b)                                                      2.30%   $  4,200,000
                                                                                        -------------
               FLORIDA - 84.2%
               Brevard County HFA
               (Wickham Club Apts.) Series 04A AMT
     1,800     8/15/37 (b)                                                      2.36       1,800,000
               Coconut Creek IDR
               (Elite Aluminum Corp. Project) Series 02 AMT
     1,875     11/01/22 (b)                                                     2.35       1,875,000
               Davie County
               (United Jewish Community Project) Series 03
     2,260     1/01/25 (b)                                                      2.30       2,260,000
               Florida HFA MFHR
               (EEE-Carlton Arms II) Series 85
     4,500     12/01/08 (b)                                                     2.21       4,500,000
               Florida Housing Finance Corp. MFHR
               (Collins Cove Sr. Apts.) Series 03 AMT
     2,000     2/01/36 (b)                                                      2.33       2,000,000
               Florida Housing Finance Corp. MFHR
               (Wellesley Apts.) Series 03O AMT
     7,900     8/01/35 (b)                                                      2.33       7,900,000
               Florida Housing Finance Corp. MFHR
               (Wexford Apts.) Series 03P AMT
     7,900     8/01/35 (b)                                                      2.33       7,900,000
               Gulf Breeze
               (Florida Municipal Bond Fund) Series 96A
     1,840     3/31/21 (b)                                                      2.29       1,840,000
               Highlands County Health Facilities Authority
               (Adventist Health Systems) Series 03A
     6,200     11/15/32 (b)                                                     2.30       6,200,000
               Highlands County Health Facilities Authority
               (Adventist Health Systems) Series 04AR-2
    12,000     11/15/34 (b)                                                     2.28      12,000,000
               Hillsborough County HFA MFHR
               (Brandon Crossing Apts.) Series 98A AMT
     6,210     11/15/31 (b)                                                     2.33       6,210,000
               Hillsborough County HFA MFHR
               (Royal Palm Key Apts. Project) Series 02 AMT
     5,930     7/15/35 (b)                                                      2.33       5,930,000
               Hillsborough County IDR
               (Seaboard Tampa) Series 86 AMT
     5,500     12/01/16 (b)                                                     2.45       5,500,000

               Hillsborough County SWRR
               Series 04 MBIA
     2,080     9/1/2005                                                         1.57       2,092,314
               Jacksonville Economic Development Community
               (Bolles School Project) Series 99A
     1,520     7/01/14 (b)                                                      2.29       1,520,000
               Jacksonville IDR
               (University of Florida Health Science Center) Series 89
       800     7/01/19 (b)                                                      2.33         800,000
               Lee County IDA
               (Suncoast Aluminum Furniture) Series 02A AMT
     1,915     10/01/16 (b)                                                     2.35       1,915,000
               Manatee County HFA MFHR
               (Harbour Project) Series 90B
     2,200     12/01/07 (b)                                                     2.15       2,200,000
               Miami-Dade County IDA
               (Professional Modification Project) Series 98 AMT
     6,000     8/01/18 (b)                                                      2.34       6,000,000
               Miami-Dade County IDA IDR
               (Airis Miami LLC Project) AMBAC Series 99A AMT
    10,000     10/15/25 (b)                                                     2.28      10,000,000
               Miami-Dade County IDA IDR
               (Badia Spices, Inc. Project) Series 03 AMT
     1,900     11/01/23 (b)                                                     2.35       1,900,000
               Okeechobee County
               (Chambers Waste System) Series 89 AMT
       415     3/01/06 (b)                                                      2.42         415,000
               Orange County IDA
               (Christian Prison Project) Series 03A
     4,535     2/01/23 (b)                                                      2.33       4,535,000
               Orlando & Orange County Expressway Authority
               Series 03C-4 FSA
    10,500     7/01/25 (b)                                                      2.25      10,500,000
               Osceola County HFA MFHR
               (Regatta Bay Apts.) Series 02A AMT
     5,220     9/15/35 (b)                                                      2.34       5,220,000
               Palm Beach Airport Revenue
               (Jet Aviation Project) Series 99 AMT
     2,500     11/01/14 (b)                                                     2.35       2,500,000
               Palm Beach County
               (Raymond F. Kravis Center Project) Series 02
     4,900     7/01/32 (b)                                                      2.20       4,900,000
               Palm Beach County
               (Zoological Society Project) Series 01
     5,500     5/01/31 (b)                                                      2.35       5,500,000
               Palm Beach County Educational Facilities
               (Atlantic College) Series 01
     1,400     12/01/31 (b)                                                     2.35       1,400,000
               Palm Beach County School Board COP
               Series 02B FSA
     7,200     8/01/27 (b)                                                      2.29       7,200,000
               Polk County IDA
               (Florida Treatt, Inc. Project) Series 01 AMT
     4,365     7/01/21 (b)                                                      2.40       4,365,000
               St. John County IDA
               (Glenmoor at St. John's Project) Series 99C
       370     1/01/07 (b)                                                      2.30         370,000

               St. Lucie County IDR
               (Freedom Plastics Project) Series 00 AMT
     4,400     11/01/20 (b)                                                     2.35       4,400,000
               Washington County Sales Tax Revenue Bonds
               Series 03A
     5,900     12/01/28 (b)                                                     2.30       5,900,000
                                                                                        -------------
                                                                                         149,547,314
                                                                                        -------------
               GEORGIA - 1.3%
               Fulton County Development Authority
               (Woodward Academy, Inc. Project) Series 02
     2,270     12/01/27 (b)                                                     2.29       2,270,000
                                                                                        -------------
               MISSISSIPPI - 0.5%
               Mississippi Business Finance Corp. IDR
               (Jimmy Sanders, Inc. Project) Series 97 AMT
       950     6/01/07 (b)                                                      2.43         950,000
                                                                                        -------------
               PENNSYLVANIA - 1.4%
               Pennsylvania Higher Educational Facilities Authority
               (Student Association, Inc. Project) Series 03C
     2,500     7/01/38 (b)                                                      2.30       2,500,000
                                                                                        -------------
               Total Municipal Bonds
               (amortized cost
               $159,467,314)                                                             159,467,314
                                                                                        -------------
               COMMERCIAL PAPER-10.8%
               FLORIDA - 10.8%
               Florida Local Government Finance Commission
               Series B AMT
     5,000     4/8/2005                                                         2.03       5,000,000
                                                                                        -------------
               Greater Orlando Aviation Authority
               (Airport Facilities) Series B AMT
     7,500     4/7/2005                                                         1.97       7,500,000
                                                                                        -------------
               Hillsborough County Aviation
               (PFC Project) Series B AMT
     6,576     4/6/2005                                                         2.03       6,576,000
                                                                                        -------------
               Total Commercial Paper
               (amortized cost
               $19,076,000)                                                               19,076,000
                                                                                        -------------
               TOTAL INVESTMENTS -100.6%
               (amortized cost
               $178,543,314)                                                             178,543,314
               Other assets less
               liabilities - (0.6%)                                                       (1,056,904)
                                                                                        -------------
               NET ASSETS - 100%                                                        $177,486,410
                                                                                        -------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC  -American Municipal Bond Assurance Corporation

      AMT    -Alternative Minimum Tax

      COP    -Certificate of Participation

      FSA    -Financial Security Assurance

      HFA    -Housing Finance Agency/Authority

      IDA    -Industrial Development Authority

      IDR    -Industrial Development Revenue

      MBIA   -Municipal Bond Investors Assurance

      MFHR   -Multi-Family Housing Revenue

      SWRR   -Solid Waste and Resource Recovery

PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)
ALLIANCEBERNSTEIN MUNICIPAL TRUST - GENERAL PORTFOLIO

 Principal
   Amount
   (000)      Security (a)                                                     Yield            Value
              MUNICIPAL BONDS-98.6%
              ALABAMA - 3.2%
              Alabama HFA MFHR
              (Sterling Pointe Apts.) Series 02A AMT
$    4,500    2/01/23 (b)                                                       2.38%   $   4,500,000
              Alabama IDA
              (Homeland Vinyl Products) Series 94 AMT
     5,005    11/01/14 (b)                                                      2.43        5,005,000
              Chatom IDB PCR
              (AEC Project) Series 01 AMT
     5,000    4/01/31 (b)                                                       2.43        5,000,000
              Decatur IDB
              (BP Amoco Chemical Project) Series 01 AMT
     2,900    11/01/35 (b)                                                      2.35        2,900,000
              Mobile IDA
              (Hosea O. Weaver & Sons Project) Series 99 AMT
     2,000    3/01/09 (b)                                                       2.53        2,000,000
                                                                                        -------------
                                                                                           19,405,000
                                                                                        -------------
              CALIFORNIA - 2.0%
              California Department of Water Resources
              (Power Supply Revenue Bonds) Series 02C-2 AMBAC
     8,000    5/01/22 (b)                                                       2.28        8,000,000
              Los Angeles Department of Water & Power
              Series 01B-2
     4,000    7/01/34 (b)                                                       2.20        4,000,000
              Metropolitan Water District Southern California
              Series 01B1
       100    7/01/20 (b)                                                       2.23          100,000
                                                                                        -------------
                                                                                           12,100,000
                                                                                        -------------
              COLORADO - 2.8%
              Colorado Agriculture Development Authority
              (Rocky Mountain Milling LLC) Series 00 AMT
     3,000    9/01/10 (b)                                                       2.52        3,000,000
              Traer Creek Metropolitan District
              Series 04
    14,000    10/01/25 (b)                                                      2.32       14,000,000
                                                                                        -------------
                                                                                           17,000,000
                                                                                        -------------
              FLORIDA - 2.9%
              Alachua County IDR
              (Florida Rock Industries, Inc. Project) Series 97 AMT
     5,000    11/01/22 (b)                                                      2.35        5,000,000
              Lakeland Energy Systems
              Series 01A
    11,300    10/01/35 (b)                                                      2.33       11,300,000
              Palm Beach County HFA
              (Jupiter Medical Center, Inc.) Series 99B
     1,500    8/01/20 (b)                                                       2.35        1,500,000
                                                                                        -------------
                                                                                           17,800,000
                                                                                        -------------

              GEORGIA - 6.4%
              Dekalb County Housing Authority MFHR
              (Signature Station Apts.) Series 01 AMT
    16,950    8/01/33 (b)                                                       2.43       16,950,000
              East Point Housing Authority MFHR
              (Eagles Crest Apts. Project) Series 03 AMT
     6,000    6/01/36 (b)                                                       2.43        6,000,000
              Fulton County Development Authority MFHR
              (Hidden Creste Apts. Project) Series 04 AMT
    10,600    11/15/36 (b)                                                      2.43       10,600,000
              Savannah Economic Development Authority
              (Georgia Kaolin) Series 97 AMT
     6,000    7/01/27 (b)                                                       2.35        6,000,000
                                                                                        -------------
                                                                                           39,550,000
                                                                                        -------------
              ILLINOIS - 11.8%
              Aurora, Kane, Du Page IDA
              (Yeomans Chicago Project) Series 98 AMT
     6,000    11/01/28 (b)                                                      2.37        6,000,000
              Bolingbrook HFA MFHR
              (Amberton Apts.) Series 97A AMT
     7,000    3/15/31 (b)                                                       2.38        7,000,000
              Illinois Development Finance Authority
              (Tajon Warehousing Corp.) Series 90A AMT
     3,100    1/01/10 (b)                                                       2.33        3,100,000
              Illinois Development Finance Authority
              (Trim-Rite Food Corp. Project) Series 00 AMT
     5,180    12/01/25 (b)                                                      2.35        5,180,000
              Illinois Development Finance Authority IDR
              (R.A. Zweig, Inc. Project) Series 98 AMT
     4,970    6/01/18 (b)                                                       2.34        4,970,000
              Illinois Development Finance Authority IDR
              (Wiconsin Tool Project) Series 03A
     4,150    12/01/33 (b)                                                      2.39        4,150,000
              Illinois Development Finance Authority MFHR
              (Butterfield Creek Assoc.) Series 99 AMT
     6,750    4/01/39 (b)                                                       2.35        6,750,000
              Illinois Development Finance Authority MFHR
              (Cinnamon Lake Towers) Series 97 AMT
     5,070    4/15/37 (b)                                                       2.35        5,070,000
              Illinois Development Finance Authority MFHR
              (Lakeview Partners 1) Series 98 AMT
     5,225    1/01/28 (b)                                                       2.35        5,225,000
              Illinois Educational Facilities Authority Revenue
              (Dominican University) Series 00B
    11,000    10/01/30 (b)                                                      2.30       11,000,000
              Lake County IDR
              (Northpoint Associates LLC Project) Series 94 AMT
     6,000    7/01/29 (b)                                                       2.35        6,000,000
              Libertyville IDR
              (Fabrication Technologies) Series 03 AMT
     4,060    12/01/28 (b)                                                      2.37        4,060,000
              Tinley Park IDR
              (Mariah Partners Project) Series 03 AMT
     3,845    6/01/33 (b)                                                       2.37        3,845,000
                                                                                        -------------
                                                                                           72,350,000
                                                                                        -------------
              INDIANA - 0.5%
              Westfield IDR
              (PL Porter Project) Series 89 AMT
     3,000    12/01/09 (b)                                                      2.48        3,000,000
                                                                                        -------------

              KANSAS - 0.2%
              Colwich IDR
              (Epco Carbondioxide Products) Series 99 AMT
     1,335    8/01/14 (b)                                                       2.43        1,335,000
                                                                                        -------------
              KENTUCKY - 0.9%
              Montgomery County
              (Conn Fineblanking Corp. Project) Series 96 AMT
     5,500    8/01/15 (b)                                                       2.43        5,500,000
                                                                                        -------------
              LOUISIANA - 2.7%
              Caddo-Bossier Port
              (Oakley Louisiana, Inc. Project) Series 98 AMT
     3,555    1/01/28 (b)                                                       2.43        3,555,000
              East Baton Rouge Parish Inc., IDB SWDR
              (Georgia Pacific Corp. Project) Series 04 AMT
     7,100    6/01/29 (b)                                                       2.34        7,100,000
              New Orleans IDB MFHR
              (LGD Rental I Project) Series 03 AMT
     5,875    9/01/38 (b)                                                       2.34        5,875,000
                                                                                        -------------
                                                                                           16,530,000
                                                                                        -------------
              MASSACHUSETTS - 1.1%
              Massachusetts Development Finance Agency
              (Belmont Day School) Series 01
     1,200    7/01/31 (b)                                                       2.28        1,200,000
              Massachusetts Development Finance Agency
              (Waste Management, Inc. Project) Series 99 AMT
     2,000    7/01/29 (b)                                                       2.34        2,000,000
              Massachusetts GO
              (Central Artery) Series 00A
     3,500    12/01/30 (b)                                                      2.31        3,500,000
                                                                                        -------------
                                                                                            6,700,000
                                                                                        -------------
              MICHIGAN - 0.3%
              Michigan Strategic Fund
              (Donnelly Corp. Project) Series 90A AMT
     2,000    3/01/10 (b)                                                       2.35        2,000,000
                                                                                        -------------
              MINNESOTA - 1.3%
              Hennepin County MFHR
              (Stone Arch Apts. Project) Series 02 AMT
     2,800    4/15/35 (b)                                                       2.35        2,800,000
              St. Louis Park MFHR (Newport on Seven Apts.) Series 01 AMT
     5,120    9/15/31 (b)                                                       2.35        5,120,000
                                                                                        -------------
                                                                                            7,920,000
                                                                                        -------------
              MISSISSIPPI - 7.1%
              Mississippi Business Finance Corp.
              (H.M. Richards, Inc. Project) Series 01 AMT
     2,240    12/01/16 (b)                                                      2.43        2,240,000
              Mississippi Business Finance Corp. IDR
              (Corinthian, Inc. Project) Series 01 AMT
     4,630    6/01/16 (b)                                                       2.43        4,630,000
              Mississippi Business Finance Corp. IDR
              (Epco Carbondioxide Products, Inc.) Series 02 AMT
     3,000    3/01/17 (b)                                                       2.43        3,000,000
              Mississippi Business Finance Corp. IDR
              (Howard Industries Project) Series 02 AMT
     2,575    10/01/08 (b)                                                      2.43        2,575,000
              Mississippi Business Finance Corp. IDR
              (Silver Creek Co. Project) Series 01 AMT
     7,055    6/01/19 (b)                                                       2.43        7,055,000

              Mississippi Home Corp. MFHR
              (Highland Park Apts.) Series 01-4 AMT
     7,500    12/01/31 (b)                                                      2.43        7,500,000
              Mississippi Home Corp. MFHR
              (Summer Park Apts.) Series 99D-1 AMT
     9,800    10/01/29 (b)                                                      2.43        9,800,000
              Prentiss County IDA
              (Heidelberg Eastern) Series 87 AMT
     6,650    10/01/17 (b)                                                      2.40        6,650,000
                                                                                        -------------
                                                                                           43,450,000
                                                                                        -------------
              MISSOURI - 2.4%
              Missouri Higher Education Loan Authority
              Series 90A AMT
    12,200    12/01/05 (b)                                                      2.28       12,200,000
              St. Louis IDA
              (Hammert's Iron Works, Inc.) Series 99 AMT
     2,800    6/01/09 (b)                                                       2.35        2,800,000
                                                                                        -------------
                                                                                           15,000,000
                                                                                        -------------
              NEBRASKA - 0.2%
              York County IDR
              (Epco Carbondioxide Products) Series 98 AMT
     1,500    9/01/08 (b)                                                       2.43        1,500,000
                                                                                        -------------
              NEVADA - 0.9%
              Director Business & Industry PCR
              (Barrick Goldstrike Mines) Series 99 AMT
     2,500    6/01/29 (b)                                                       2.32        2,500,000
              Nevada Business & Industry Department
              (575 Mill St. Project) Series 98A AMT
     3,195    12/01/28 (b)                                                      2.43        3,195,000
                                                                                        -------------
                                                                                            5,695,000
                                                                                        -------------
              NEW YORK - 5.2%
              New York City Municipal Water Finance Authority
              Series 93C FGIC
    10,100    6/15/23 (b)                                                       2.24       10,100,000
              New York City TFA
              (Future Tax Secured) Series 00A
     9,005    2/15/30 (b)                                                       2.27        9,005,000
              New York City TFA
              (Future Tax Secured) Series 98A-2
    10,000    11/15/27 (b)                                                      2.23       10,000,000
              New York State Local Government Assistance Corp.
              (Subordinated Lien) Series 03-4V FSA
     3,000    4/01/22 (b)                                                       2.26        3,000,000
                                                                                        -------------
                                                                                           32,105,000
                                                                                        -------------
              NORTH CAROLINA - 0.4%
              Randolph County PCR
              (Wellmark, Inc. Project) Series 01 AMT
     2,200    2/01/16 (b)                                                       2.39        2,200,000
                                                                                        -------------
              NORTH DAKOTA - 2.7%
              Hebron IDA
              (Dacco, Inc. Project) Series 98 AMT
     2,430    3/01/15 (b)                                                       2.35        2,430,000
              Richland County SWDR
              (Minnesota-Dakota Farmers Cooperative Project) Series 02 AMT
    14,000    4/01/19 (b)                                                       2.47       14,000,000
                                                                                        -------------
                                                                                           16,430,000
                                                                                        -------------

              OHIO - 3.7%
              Cleveland Airport Systems
              Series 01C FSA
     6,400    1/01/31 (b)                                                       2.30        6,400,000
              Hamilton County Student Housing Revenue
              (Block 3 Project) Series 04
    15,200    8/01/36 (b)                                                       2.33       15,200,000
              Warren County IDR
              (Pioneer Industrial Components) Series 85
     1,000    12/01/05 (b)                                                      2.55        1,000,000
                                                                                        -------------
                                                                                           22,600,000
                                                                                        -------------
              PENNSYLVANIA - 0.2%
              Chester County IDA
              (University Student Housing LLC Project) Series 03
     1,500    8/01/35 (b)                                                       2.33        1,500,000
                                                                                        -------------
              SOUTH CAROLINA - 0.5%
              Florence County Solid Waste Disposal & Wastewater Treatment
              (Roche Carolina, Inc.) Series 97 AMT
     2,895    4/01/27 (b)                                                       2.37        2,895,000
                                                                                        -------------
              TENNESSEE - 0.7%
              Blount County IDR
              (Advanced Crystal Technology, Inc.) Series 88 AMT
     4,000    8/01/08 (b)                                                       2.38        4,000,000
                                                                                        -------------
              TEXAS - 16.5%
              Camp County IDA
              (Pilgrims Pride Corp.) Series 99 AMT
     8,000    7/01/29 (b)                                                       2.31        8,000,000
              Corpus Christi IDA
              (De Dietrich, Inc.) Series 88 AMT
     3,000    11/01/08 (b)                                                      2.45        3,000,000
              De Soto Housing Finance Corp. MFHR
              (Hickory Manor Sr. Apts.) Series 04 AMT
     9,400    7/01/37 (b)                                                       2.41        9,400,000
              Greater East Texas Higher Education
              Series 93B AMT
    15,400    5/01/28 (b)                                                       2.33       15,400,000
              Gulf Coast Waste Disposal Authority Texas
              Environmental Facilities Revenue
              (BP Amoco North America Project) Series 02 AMT
     6,750    7/01/36 (b)                                                       2.35        6,750,000
              Gulf Coast Waste Disposal Authority Texas
              Environmental Facilities Revenue
              (Exxonmobil Project) Series 01A AMT
    14,400    6/01/30 (b)                                                       2.25       14,400,000
              Harris County Health Facilities Development Corp.
              (Methodist Hospital) Series 02
    14,000    12/01/32 (b)                                                      2.30       14,000,000
              Harris County Housing Finance Corp. MFHR
              (Park at Kirkstall Apts.) Series 02
    14,500    12/01/32 (b)                                                      2.43       14,500,000
              North Texas Higher Education Authority, Inc.
              (Student Loan) Series 93A AMT
     3,000    4/01/05 (b)                                                       2.28        3,000,000
              Port Arthur Navigation District
              (Motiva Enterprises Project) Series 02 AMT
    10,945    12/01/27 (b)                                                      2.45       10,945,000
              Port Beaumont IDR
              (Epco Carbondioxide Products) Series 98 AMT
     2,000    2/01/09 (b)                                                       2.43        2,000,000
                                                                                        -------------
                                                                                          101,395,000
                                                                                        -------------

              VIRGINIA - 5.9%
              Henrico County EDA
              (White Oak, Ltd. Project) Series 00 AMT
    25,900    10/01/27 (b)                                                      2.31       25,900,000
              Metropolitan Washington DC Airport Authority
              Series 02C FSA AMT
     8,000    10/01/21 (b)                                                      2.30        8,000,000
              Suffolk IDA Residential Care Facility
              (Lake Prince Center Project) Series 01
     2,000    10/01/31 (b)                                                      2.40        2,000,000
                                                                                        -------------
                                                                                           35,900,000
                                                                                        -------------
              WASHINGTON - 9.2%
              Washington Economic Development Finance Authority
              (Darigold, Inc./Westfarm Foods) Series 01 AMT
     7,375    8/01/24 (b)                                                       2.47        7,375,000
              Washington Economic Development Finance Authority SWDR
              (Waste Management Project) Series 00H AMT
     6,825    10/01/25 (b)                                                      2.37        6,825,000
              Washington Economic Development Finance Authority SWDR
              (Waste Management Project) Series 01C AMT
     5,500    2/01/26 (b)                                                       2.37        5,500,000
              Washington Economic Development Finance Authority SWDR
              (Waste Management, Inc. Project) Series 02D AMT
     8,000    7/01/27 (b)                                                       2.35        8,000,000
              Washington Economic Development Finance Authority SWDR
              (Waste Management, Inc. Project) Series 02E AMT
     5,000    10/01/27 (b)                                                      2.35        5,000,000
              Washington Housing Finance Commission MFHR
              (Assisted Living Concepts) Series 96 AMT
     5,000    1/01/17 (b)                                                       2.35        5,000,000
              Washington Housing Finance Commission MFHR
              (Heatherstone Apts.) Series 95 AMT
     8,010    7/01/25 (b)                                                       2.39        8,010,000
              Washington Housing Finance Commission MFHR
              (Larkin Place Apts.) Series 96 AMT
     5,040    7/01/28 (b)                                                       2.38        5,040,000
              Washington Housing Finance Commission MFHR
              (Twin Ponds) Series 98A AMT
     5,515    2/01/28 (b)                                                       2.38        5,515,000
                                                                                        -------------
                                                                                           56,265,000
                                                                                        -------------
WEST VIRGINIA - 4.2%
              Marion County SWDR
              (Grant Town Cogeneration Project) Series 91B AMT
     9,070    10/01/17 (b)                                                      2.30        9,070,000
              Marion County SWDR
              (Grant Town Cogeneration Project) Series 92A AMT
    16,900    10/01/17 (b)                                                      2.30       16,900,000
                                                                                        -------------
                                                                                           25,970,000
                                                                                        -------------
WISCONSIN - 2.7%
              Antigo Wisconsin IDA
              (Plaspack USA, Inc.) Series 98A AMT
     2,100    12/01/18 (b)                                                      2.35        2,100,000
              Farmington IDR
              (Swiss Valley Farms Co. Project) Series 00 AMT
     2,400    11/01/20 (b)                                                      2.38        2,400,000
              Kaukauna IDR
              (Valley Tissue) Series 00A AMT
     1,770    9/01/20 (b)                                                       2.35        1,770,000
              Onalaska IDA
              (Empire Screen Printing) Series 98 AMT
     1,625    5/01/18 (b)                                                       2.35        1,625,000

              Wisconsin Housing  Economic Development Authority
              (Homeownership) Series 02C AMT
       825    9/01/22 (b)                                                       2.28          825,000
              Wisconsin Housing  Economic Development Authority
              (Homeownership) Series 02E AMT
     7,890    9/01/32 (b)                                                       2.28        7,890,000
                                                                                        -------------
                                                                                           16,610,000
                                                                                        -------------
              Total Municipal Bonds
              (amortized cost
              $604,705,000)                                                               604,705,000
                                                                                        -------------
              COMMERCIAL PAPER-0.9%
              FLORIDA - 0.9%
              Indian River
              (Hospital District) Series 89
     5,500    5/6/2005                                                          2.07        5,500,000
                                                                                        -------------
              TOTAL INVESTMENTS -99.5%
              (amortized cost
              $610,205,000)                                                               610,205,000
              Other assets less
              liabilities - 0.5%                                                            3,333,445
                                                                                        -------------
              NET ASSETS - 100%                                                         $ 613,538,445
                                                                                        -------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC    -American Municipal Bond Assurance Corporation

      AMT      -Alternative Minimum Tax

      EDA      -Economic Development Authority

      FGIC     -Financial Guaranty Insurance Company

      FSA      -Financial Security Assurance

      GO       -General Obligation

      HFA      -Housing Finance Agency/Authority

      IDA      -Industrial Development Authority

      IDB      -Industrial Development Board

      IDR      -Industrial Development Revenue

      MFHR     -Multi-Family Housing Revenue

      PCR      -Pollution Control Revenue

      SWDR     -Solid Waste Disposal Revenue

      TFA      -Transitional Finance Authority

PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)
ALLIANCEBERNSTEIN MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO

 Principal
  Amount
   (000)        Security (a)                                                     Yield           Value
               MUNICIPAL BONDS-89.8%
               ALABAMA - 1.3%
               Decatur IDB
               (BP Amoco Chemical Project) Series 01 AMT
$      500     11/01/35 (b)                                                       2.35%   $    500,000
                                                                                          ------------
               CONNECTICUT - 3.9%
               Connecticut Health & Educational Facilities Authority
               (Yale University) Series 03X-3
     1,500     7/01/37 (b)                                                        2.24       1,500,000
                                                                                          ------------
               FLORIDA - 1.6%
               Jacksonville EDA
               (Bolles School Project) Series 99A
       615     7/01/14 (b)                                                        2.29         615,000
                                                                                          ------------
               ILLINOIS - 2.6%
               Illinois Development Finance Authority
               (Aurora Central Catholic High School) Series 94
     1,000     4/01/24 (b)                                                        2.55       1,000,000
                                                                                          ------------
               INDIANA - 8.3%
               Crawfordsville EDA
               (Pedcor Investments/Shady Knoll) Series 95 AMT
     1,481     4/01/30 (b)                                                        2.43       1,481,000
               Warrick County Industrial MFHR
               (Village Community Partners) Series 01 AMT
     1,700     10/01/34 (b)                                                       2.35       1,700,000
                                                                                          ------------
                                                                                             3,181,000
                                                                                          ------------
               MASSACHUSETTS - 67.7%
               Massachusetts Bay Transportation Authority
               (General Transportation Systems) Series 99
     1,450     3/01/14 (b)                                                        2.27       1,450,000
               Massachusetts Development Finance Agency
               (Assumption College) Series 02C
     1,420     3/01/32 (b)                                                        2.28       1,420,000
               Massachusetts Development Finance Agency
               (Belmont Day School) Series 01
       800     7/01/31 (b)                                                        2.28         800,000
               Massachusetts Development Finance Agency
               (Elderhostel, Inc.) Series 00
     1,000     8/01/30 (b)                                                        2.78       1,000,000

               Massachusetts Development Finance Agency
               (ICC Realty Project) Series 97 AMT
     1,200     12/01/16 (b)                                                       2.39       1,200,000
               Massachusetts Development Finance Agency
               (Lenox Library) Series 02
     1,000     7/01/22 (b)                                                        2.37       1,000,000
               Massachusetts Development Finance Agency
               (Masonic Nursing Home, Inc.) Series 02
     1,500     7/01/32 (b)                                                        2.26       1,500,000
               Massachusetts Development Finance Agency
               (Newark Group Project) Series 01A AMT
     1,000     7/01/31 (b)                                                        2.34       1,000,000
               Massachusetts Development Finance Agency
               (Whalers Cove Project) Series 01A AMT
     2,750     9/01/34 (b)                                                        2.33       2,750,000
               Massachusetts Development Finance Agency IDR
               (925 Realty Trust LLC) Series 01 AMT
     2,140     2/01/20 (b)                                                        2.38       2,140,000
               Massachusetts GO
               (Central Artery) Series 00A
     1,000     12/01/30 (b)                                                       2.31       1,000,000
               Massachusetts GO
               Series 98A
     1,900     9/01/16 (b)                                                        2.24       1,900,000
               Massachusetts Health & Educational Facilities
               (Wellesley College) Series 92E
     1,000     7/01/22 (b)                                                        2.15       1,000,000
               Massachusetts Health & Educational Facilities Authority
               (Harvard University) Series 00Y
     1,300     7/01/35 (b)                                                        2.15       1,300,000
               Massachusetts Health & Educational Facilities Authority
               (Massachusetts Institute of Technology) Series 01-J1
       600     7/01/31 (b)                                                        2.16         600,000
               Massachusetts Health & Educational Facilities Authority
               (Massachusetts Institute of Technology) Series 01J-2
     1,000     7/01/31 (b)                                                        2.15       1,000,000
               Massachusetts Health & Educational Facilities Authority
               (Partners Healthcare Systems) Series 97P-2
     1,000     7/01/27 (b)                                                        2.28       1,000,000
               Massachusetts IFA
               (ADP, Inc. Project) Series 97
     1,000     12/01/19 (b)                                                       2.48       1,000,000
               Massachusetts IFA
               (Heritage at Hingham) Series 97 AMT
     2,000     9/15/28 (b)                                                        2.32       2,000,000
               Massachusetts Water Resources Authority
               Series 00B FGIC
     1,000     8/01/37 (b)                                                        2.23       1,000,000
                                                                                          ------------
                                                                                            26,060,000
                                                                                          ------------
               PUERTO RICO - 1.8%
               Puerto Rico Commonwealth Highway & Transportation Authority
               Series 98A AMBAC
       700     7/01/28 (b)                                                        2.23         700,000
                                                                                          ------------

               TEXAS - 2.6%
               Gulf Coast Waste Disposal Authority
               (BP Amoco Chemical Project) Series 03B AMT
     1,000     9/01/38 (b)                                                        2.35       1,000,000
                                                                                          ------------
               Total Municipal Bonds
               (amortized cost
               $34,556,000)                                                                 34,556,000
                                                                                          ------------
               COMMERCIAL PAPER-9.6%
               MASSACHUSETTS - 9.6%
               Massachusetts Development Finance Agency
               (Program 3)
     1,700     4/11/2005                                                          1.95       1,700,000
               Massachusetts Development Finance Agency
               (Program 3)
       500     4/11/2005                                                          2.00         500,000
               Massachusetts Water Resources Authority
               Series 99
     1,500     4/11/2005                                                          2.00       1,500,000
                                                                                          ------------
                                                                                             3,700,000
                                                                                          ------------
               Total Commercial Paper
               (amortized cost
               $3,700,000)                                                                   3,700,000

               TOTAL INVESTMENTS -99.4%
               (amortized cost
               $38,256,000)                                                                 38,256,000
               Other assets less
               liabilities - 0.6%                                                              245,824
                                                                                          ------------
               NET ASSETS - 100%                                                          $ 38,501,824
                                                                                          ------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC   -American Municipal Bond Assurance Corporation

      AMT     -Alternative Minimum Tax

      EDA     -Economic Development Authority

      FGIC    -Federal Guaranty Insurance Company

      GO      -General Obligation

      IDB     -Industrial Development Board

      IDR     -Industrial Development Revenue

      IFA     -Industrial Finance Authority

      MFHR    -Multi-Family Housing Revenue

PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)
ALLIANCEBERNSTEIN MUNICIPAL TRUST - NEW JERSEY PORTFOLIO

 Principal
  Amount
   (000)         Security (a)                                                   Yield             Value
                MUNICIPAL BONDS-92.2%
                ARKANSAS - 1.2%
                Arkansas Development Finance Authority IDR
                (Riceland Foods, Inc. Project) Series 99B AMT
$    2,000      11/01/10 (b)                                                     2.57%       $2,000,000
                                                                                          --------------
                COLORADO - 0.9%
                Colorado HFA
                (Corey Building Project) Series 04A AMT
     1,530      2/01/29 (b)                                                      2.37         1,530,000
                                                                                          --------------
                ILLINOIS - 1.6%
                Huntley Illinois IDR
                (Colony Incorporated Project) Series 99 AMT
     2,750      7/01/24 (b)                                                      2.35         2,750,000
                                                                                          --------------
                MASSACHUSETTS - 1.1%
                Massachusetts GO
                (Central Artery) Series 00A
     2,000      12/01/30 (b)                                                     2.31         2,000,000
                                                                                          --------------
                MINNESOTA - 2.3%
                Minnesota State Higher Education Facilities Authority
                (Bethel College) Series 04-5-V
     2,250      6/01/34 (b)                                                      2.35         2,250,000
                                                                                          --------------
                Northfield MFHR
                (Summerfield Investments) Series 03 AMT
     1,850      4/01/33 (b)                                                      2.25         1,850,000
                                                                                          --------------
                                                                                              4,100,000
                                                                                          --------------
                NEW JERSEY - 75.0%
                Atlantic City Improvement Authority
                (Pooled Govt. Loan Program) Series 86
     2,800      7/01/26 (b)                                                      2.23         2,800,000
                Bergen County Improvement Authority
                (Kentshire Apts. Project) Series 01 AMT
     6,000      3/15/34 (b)                                                      2.28         6,000,000
                Brick Township New Jersey TAN
                Series 04
     4,000      4/14/2005                                                        1.45         4,001,477
                Hudson County Improvement Authority
                (Essential Purpose Pooled Goverment) Series 86
    10,100      7/15/26 (b)                                                      2.23        10,100,000
                Jersey City Redevelopment Agency
                (Dixon Mill Apts. Project) Series 00A
     4,135      5/15/30 (b)                                                      2.23         4,135,000

                Monmouth County Improvement Authority
                (Pooled Government Loan Program) Series 86
     2,300      8/01/16 (b)                                                      2.22         2,300,000
                New Jersey EDA
                (Bancroft Neurohealth Project) Series 02
     1,000      11/01/27 (b)                                                     2.28         1,000,000
                New Jersey EDA
                (Encap Golf Holdings LLC Project) Series 04 AMT
     7,000      2/01/16 (b)                                                      2.30         7,000,000
                New Jersey EDA
                (Gardens Winchester) Series 04B
     2,450      11/01/31 (b)                                                     2.25         2,450,000
                New Jersey EDA
                (Geriatric Services Housing Corp., Inc.) Series 01
     7,475      11/01/31 (b)                                                     2.27         7,475,000
                New Jersey EDA
                (Intl Processing Corp.) Series 01 AMT
       950      10/01/23 (b)                                                     2.35           950,000
                New Jersey EDA
                (Marina Energy LLC) Series 01A AMT
     9,500      9/01/31 (b)                                                      2.25         9,500,000
                New Jersey EDA
                (Port Newark Container LLC) Series 03 AMT
     5,600      7/01/30 (b)                                                      2.32         5,600,000
                New Jersey EDA
                (Presbyterian Homes) Series 02B
     5,000      12/01/32 (b)                                                     2.28         5,000,000
                New Jersey EDA
                (Republic Services, Inc.) Series 01 AMT
     6,000      9/01/13 (b)                                                      2.34         6,000,000
                New Jersey EDA
                (Stone Brothers Secaucus LLC) Series 01 AMT
     1,555      9/01/21 (b)                                                      2.17         1,555,000
                New Jersey EDA
                (The Homasote Co. Project) Series 96-E AMT
     1,000      11/01/06 (b)                                                     2.35         1,000,000
                New Jersey EDA
                (Thermal Energy Ltd. Partnership) Series 95 AMT
     3,000      12/01/09 (b)                                                     2.30         3,000,000
                New Jersey EDA
                (Thermal Energy Ltd.) Series 97 AMT
     5,500      12/01/31 (b)                                                     2.30         5,500,000
                New Jersey Health Care Facilities
                (Bayshore Community Health) Series 04A-1
     7,000      7/01/14 (b)                                                      2.28         7,000,000
                New Jersey Health Care Facilities
                (Hospital Capital Asset Financing) Series 85D
     2,000      7/01/35 (b)                                                      2.22         2,000,000
                New Jersey Health Care Facilities
                (Meridian Nursing & Rehab.) Series 04A-3
     2,000      7/01/35 (b)                                                      2.24         2,000,000
                New Jersey Health Care Facilities
                (RWJ Health Care Corp.) Series 02
     4,000      7/01/32 (b)                                                      2.28         4,000,000
                New Jersey Health Care Facilities
                (St. Peter's University Hospital) Series 00B
     7,900      7/01/30 (b)                                                      2.29         7,900,000

                New Jersey State Turnpike Authority
                (Turnpike Revenue) Series 91D FGIC
     2,050      1/01/18 (b)                                                      2.26         2,050,000
                New Jersey Turnpike Authority
                (Turnpike Revenue Bond) Series 03 C-1 FSA
     6,055      1/01/24 (b)                                                      2.22         6,055,000
                New Jersey Turnpike Authority
                (Turnpike Revenue Bond) Series 03-1 FSA
     8,800      1/01/24 (b)                                                      2.22         8,800,000
                Salem County PCR
                (Dupont Corp.) Series 82A
     2,400      3/01/12 (b)                                                      2.00         2,400,000
                Union County Industrial PCR
                (Exxon Project) Series 94
     4,700      7/01/33 (b)                                                      2.20         4,700,000
                                                                                          --------------
                                                                                            132,271,477
                                                                                          --------------
                NEW YORK - 5.9%
                New York HFA
                (Worth St.) Series 01A AMT
     4,000      5/15/33 (b)                                                      2.25         4,000,000
                Port Authority of New York & New Jersey Special Obligation
                (Versatile Structure) Series 95-3
     2,440      6/01/20 (b)                                                      2.30         2,440,000
                Port Authority of New York & New Jersey Special Obligation
                (Versatle Structure) Series 97-1R AMT
     4,000      8/01/28 (b)                                                      2.33         4,000,000
                                                                                          --------------
                                                                                             10,440,000
                                                                                          --------------
                PUERTO RICO - 1.1%
                Puerto Rico Commonwealth Highway & Transportation Authority
                Series 98A AMBAC
     2,000      7/01/28 (b)                                                      2.23         2,000,000
                                                                                          --------------
                UTAH - 2.0%
                Salt Lake County PCR
                (Service Station Holdings Project) Series 94
     3,500      2/01/08 (b)                                                      2.30         3,500,000
                                                                                          --------------
                WISCONSIN - 1.1%
                Appleton IDR
                (Great Northern Corporation Project) Series 02A AMT
     2,000      9/01/19 (b)                                                      2.35         2,000,000
                                                                                          --------------
                Total Municipal Bonds
                (amortized cost
                $162,591,477)                                                               162,591,477
                                                                                          --------------
                COMMERCIAL PAPER-9.3%
                MASSACHUSETTS - 1.5%
                Massachusetts State Development Finance Agency
                (Program 3) Series 04
     2,750      4/11/2005                                                        1.95         2,750,000
                                                                                          --------------
                NEW JERSEY - 5.7%
                New Jersey EDA
                (Keystone Project) Series 92 AMT
     5,000      5/6/2005                                                         2.07         5,000,000

                New Jersey Educational Facilities Authority
                (Princeton University) Series 97A
     5,000      4/7/2005                                                         1.93         5,000,000
                                                                                          --------------
                                                                                             10,000,000
                                                                                          --------------
                NEW YORK - 2.1%
                Port Authority of New York & New Jersey
                Series 00A AMT
     3,720      4/11/2005                                                        1.92         3,720,000
                                                                                          --------------
                Total Commercial Paper
                (amortized cost
                $16,470,000)                                                                 16,470,000
                                                                                          --------------
                TOTAL INVESTMENTS -101.5%
                (amortized cost
                $179,061,477)                                                               179,061,477
                Other assets less
                liabilities - (1.5%)                                                         (2,647,828)
                                                                                          --------------
                NET ASSETS - 100%                                                         $ 176,413,649
                                                                                          --------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT    -Alternative Minimum Tax

      EDA    -Economic Development Authority

      FGIC   -Financial Guaranty Insurance Company

      FSA    -Financial Security Assurance Inc.

      GO     -General Obligation

      HFA    -Housing Finance Agency/Authority

      IDR    -Industrial Development Revenue

      MFHR   -Multi-Family Housing Revenue

      PCR    -Pollution Control Revenue

      TAN    -Tax Anticipation Note

PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)
ALLIANCEBERNSTEIN MUNICIPAL TRUST - NEW YORK PORTFOLIO

 Principal
   Amount
   (000)       Security (a)                                                Yield              Value
               MUNICIPAL BONDS-92.1%
               MASSACHUSETTS - 3.0%
               Massachusetts GO
               (Central Artery) Series 00A
$   11,600     12/01/30 (b)                                                 2.31%     $  11,600,000
                                                                                      -------------
               NEW YORK - 85.2%
               Albany IDA
               (Davies Office Refurbishing, Inc.) Series 95 AMT
     1,650     9/01/15 (b)                                                  2.32          1,650,000
               Albany IDA
               (Davies Office Refurbishing, Inc.) Series 97 AMT
     1,475     2/01/17 (b)                                                  2.32          1,475,000
               Albany IDA
               (Newkirk Products, Inc. Project) Series 95A
     1,130     2/01/20 (b)                                                  2.32          1,130,000
               Albany IDA
               (South Mall Towers Project) Series 03A AMT
     5,945     8/15/35 (b)                                                  2.34          5,945,000
               Bethlehem IDA
               (467 Delaware Ave LLC) Series 03A AMT
    11,100     9/01/33 (b)                                                  2.32         11,100,000
               Chenango County IDA
               (Grace View Manor Nursing) Series 03
     2,710     2/01/29 (b)                                                  2.28          2,710,000
               Islip IDA
               (Radiation Dynamics) Series 88A AMT
     6,000     1/01/09 (b)                                                  2.32          6,000,000
               Long Island Power Authority New York Electric Systems
               Subordinated Series 98-1A
     2,000     5/01/33 (b)                                                  2.28          2,000,000
               Metropolitan Transit Authority
               Series 04 Subseries A-3 XLCA
     3,000     11/01/34 (b)                                                 2.23          3,000,000
               Monroe County IDA
               (St. Ann's Nursing Home) Series 00
     1,200     7/01/30 (b)                                                  2.28          1,200,000
               New York City GO
               Series 02C-4
    10,000     8/01/20 (b)                                                  2.23         10,000,000
               New York City GO
               Series 04H-6
     4,100     3/01/34 (b)                                                  2.24          4,100,000
               New York City GO
               Series 95F-3
     6,000     2/15/13 (b)                                                  2.23          6,000,000
               New York City GO
               Series 95F-6
     5,150     2/15/18 (b)                                                  2.23          5,150,000
               New York City GO
               Series 96J-2
     3,600     2/15/16 (b)                                                  2.28          3,600,000
               New York City GO
               Series 96J-3
     8,000     2/15/16 (b)                                                  2.28          8,000,000
               New York City IDA
               (Korean Airlines Co.) Series 97A AMT
    19,900     11/01/24 (b)                                                 2.31         19,900,000
               New York City IDA
               (New York Stock Exchange) Series 04B
     3,110     5/01/33 (b)                                                   2.3          3,110,000

 Principal
   Amount
   (000)       Security (a)                                                Yield              Value
               New York City TFA
               (Future Tax Secured) Series 01C
     7,000     2/01/32 (b)                                                  2.22          7,000,000
               New York City TFA
               (NYC Recovery) Series 02-3B
     5,500     11/01/22 (b)                                                 2.32          5,500,000
               New York Dormitory Authority
               (Mental Health Facilities Improvement) Series 04F-2A FSA
    11,900     2/15/21 (b)                                                  2.28         11,900,000
               New York Dormitory Authority
               (Teresian House Housing Corp.) Series 03
       890     7/01/33 (b)                                                  2.24            890,000
               New York State Environmental Facilities Corp. SWDR
               (Waste Management, Inc.) Series 02B AMT
     3,400     5/01/19 (b)                                                  2.28          3,400,000
               New York State HFA
               (1500 Lexington Ave.) Series 02A AMT
     4,300     5/15/34 (b)                                                  2.32          4,300,000
               New York State HFA
               (350 West 43rd St. Housing) Series 01A AMT
     8,650     11/01/34 (b)                                                 2.27          8,650,000
               New York State HFA
               (350 West 43rd St. Housing) Series 02A AMT
     5,000     11/01/34 (b)                                                 2.27          5,000,000
               New York State HFA
               (350 West 43rd St. Housing) Series 04A AMT
     6,800     11/01/34 (b)                                                 2.27          6,800,000
               New York State HFA
               (363 West 30th Street) Series 00A AMT
     6,600     11/01/32 (b)                                                 2.27          6,600,000
               New York State HFA
               (Saville Housing) Series 02A AMT
    18,000     11/01/35 (b)                                                 2.27         18,000,000
               New York State HFA
               (South Cove Plaza) Series 99A AMT
    18,900     11/01/30 (b)                                                 2.32         18,900,000
               New York State HFA
               (Victory Housing) Series 04-02A AMT
     7,000     11/01/33 (b)                                                 2.25          7,000,000
               New York State HFA
               (Worth St.) Series 01A AMT
     4,000     5/15/33 (b)                                                  2.25          4,000,000
               New York State HFA
               Service Contract Series 03E
     7,000     3/15/27 (b)                                                  2.23          7,000,000
               New York State HFA MFHR
               (240 East 39th Street - Saxony Apartments)
               Series 97A AMT
     9,000     5/15/30 (b)                                                  2.27          9,000,000
               New York State HFA MFHR
               (Wood Creek Meadows) Series 88A AMBAC AMT
     6,800     11/01/28 (b)                                                 2.31          6,800,000
               New York State Local Government Assistance Corp.
               (Subordinated Lien) Series 03-4V
    12,000     4/01/22 (b)                                                  2.26         12,000,000
               New York State Local Government Assistance Corp.
               Series 94B
     7,180     4/01/23 (b)                                                  2.21          7,180,000
               New York State Local Government Assistance Corp.
               Series 95E
     2,900     4/01/25 (b)                                                  2.18          2,900,000
               North Amityville Fire Company, Inc.,
               Series 03
     2,650     9/01/23 (b)                                                  2.28          2,650,000
               Oneida Indian Nation
               Series 02
    10,500     10/01/32 (b)                                                 2.28         10,500,000
               Onondaga County IDA
               (Solvay Paperboard LLC) Series 00A
     9,500     7/01/23 (b)                                                  2.40          9,500,000
               Onondaga County IDA
               (Solvay Paperboard Project) Series 01 AMT
     1,000     7/01/23 (b)                                                  2.40          1,000,000

               Ontario County IDA
               (Ultrafab, Inc.) Series 95 AMT
     1,400     12/01/15 (b)                                                 2.40          1,400,000
               Port Authority of New York & New Jersey
               (Versatile Structure Obligation) Series 97-6 AMT
     4,000     12/01/17 (b)                                                 2.28          4,000,000
               Rensselaer County IDA
               (Rensselaer Polytechnic Institute Project) Series 97A
     3,395     2/01/22 (b)                                                  2.27          3,395,000
               Suffolk County IDA
               (ADP, Inc. Project) Series 97
     2,285     4/01/18 (b)                                                  2.48          2,285,000
               Suffolk County IDA
               (Bio-Botanica, Inc.) Series 99
     3,570     12/01/19 (b)                                                 2.32          3,570,000
               Triborough Bridge & Tunnel Authority
               Series 00A FSA
     6,200     1/01/31 (b)                                                  2.23          6,200,000
               Triborough Bridge & Tunnel Authority BAN
               Series 02F
     5,800     11/01/32 (b)                                                 2.28          5,800,000
               Warren & Washington Counties
               (Glen at Hiland Meadows Project) Series 00
    10,005     12/15/30 (b)                                                 2.25         10,005,000
               Westchester County IDA
               (Catharine Field Home) Series 01
    14,320     1/01/31 (b)                                                  2.24         14,320,000
               Westchester County IDA
               (Hunterbrook Ridge) Series 01
       560     1/01/31 (b)                                                  2.24            560,000
               Westchester County IDA
               (Levister Redevelopment) Series 01A AMT
     3,000     8/01/33 (b)                                                  2.26          3,000,000
                                                                                      -------------
                                                                                        327,075,000
                                                                                      -------------
TEXAS - 3.2%
               Gulf Coast Waste Disposal Authority
               (Exxonmobil Project) Series 01B AMT
     2,700     6/01/25 (b)                                                  2.25          2,700,000
               North Texas Higher Education Authority, Inc.
               (Student Loan) Series 93A AMT
     9,600     4/01/05 (b)                                                  2.28          9,600,000
                                                                                      -------------
                                                                                         12,300,000
                                                                                      -------------
UTAH - 0.7%
               Salt Lake County PCR
               (Service Station Holdings Project) Series 94
     2,500     2/01/08 (b)                                                  2.30          2,500,000
                                                                                      -------------
               Total Municipal Bonds
               (amortized cost
               $353,475,000)                                                            353,475,000
                                                                                      -------------
               COMMERCIAL PAPER-7.1%
               NEW YORK - 7.1%
               Cornell University
               Series 04
     5,400     4/8/2005                                                     1.98          5,400,000
               Metropolitian Transit Authority BAN
               (Transit Facility Special Obligation) Series CP-1A
    15,000     4/11/2005                                                    1.98         15,000,000
               New York State Power Authority
               Series 1
     6,872     4/11/2005                                                    2.00          6,872,000
                                                                                      -------------
               Total Commercial Paper
               (amortized cost
               $27,272,000)                                                              27,272,000
                                                                                      -------------

               TOTAL INVESTMENTS -99.2%
               (amortized cost
               $380,747,000)                                                            380,747,000
               Other assets less
               liabilities - 0.8%                                                         3,093,908
                                                                                      -------------
               NET ASSETS - 100%                                                      $ 383,840,908
                                                                                      -------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC   -American Municipal Bond Assurance Corporation

      AMT     -Alternative Minimum Tax

      BAN     -Bond Anticipation Note

      FSA     -Financial Security Assurance

      GO      -General Obligation

      HFA     -Housing Finance Agency/Authority

      IDA     -Industrial Development Authority

      MFHR    -Multi-Family Housing Revenue

      PCR     -Pollution Control Revenue

      SWDR    -Solid Waste Disposal Revenue

      TFA     -Transitional Finance Authority

      XLCA    -XL Capital Assurance

PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)
ALLIANCEBERNSTEIN MUNICIPAL TRUST - OHIO PORTFOLIO

 Principal
  Amount
   (000)        Security (a)                                                    Yield            Value
                MUNICIPAL BONDS-100.0%
                MISSISSIPPI - 3.7%
                Mississippi MFHR
                (Summer Park) Series 99D-2 AMT
$      750      10/01/29 (b)                                                     2.43%    $    750,000
                                                                                          ------------
                OHIO - 80.7%
                Akron Bath Copley Hospital
                (Sumner Ridgewood Project) Series 02
       825      12/01/32 (b)                                                     2.30          825,000
                Butler County Healthcare Facilities Revenue
                (Lifesphere Project) Series 02
       400      5/01/27 (b)                                                      2.30          400,000
                Centerville Health Care
                (Bethany Lutheran Village) Series 88
       200      5/01/08 (b)                                                      2.31          200,000
                Cleveland Airport Systems
                Series 01C FSA
       700      1/01/31 (b)                                                      2.30          700,000
                Cuyahoga County Hospital
                (Metrohealth System Project) Series 03
       193      3/01/33 (b)                                                      2.32          193,000
                Cuyahoga Health Care
                (Judson Retirement Community)
     1,130      11/15/19 (b)                                                     2.31        1,130,000
                Franklin County MFHR
                (Golf Pointe Apts. Project) Series 00A AMT
       700      1/01/34 (b)                                                      2.35          700,000
                Franklin County MFHR
                (Golf Pointe Apts.) Series 00B AMT
       490      1/01/34 (b)                                                      2.41          490,000
                Franklin County MFHR
                (Hanover Ridge Apts.) Series 00 AMT
     1,450      12/15/30 (b)                                                     2.38        1,450,000
                Hamilton County Student Housing Revenue
                (Block 3 Project) Series 04
     1,800      8/01/36 (b)                                                      2.33        1,800,000
                Licking County Health Care Facilities
                (Kendal) Series 03
     1,000      11/01/33 (b)                                                     2.28        1,000,000
                Montgomery County Economic Development Revenue
                (The Dayton Art Institute Project) Series 96
       500      5/01/26 (b)                                                      2.35          500,000
                Ohio Air Quality Development Authority PCR
                (Ohio Edison) Series 00C
       500      6/01/23 (b)                                                      2.30          500,000
                Ohio Environmental Improvement Authority
                (Newark Group Industries, Inc. Project) Series 96 AMT
       195      12/01/26 (b)                                                     2.32          195,000
                Ohio HFA
                (Residential Mortgage) Series 03C AMT
       665      9/01/34 (b)                                                      2.31          665,000
                Ohio Higher Education Facilities Revenue
                (Ashland University Project) Series 04
       500      9/01/24 (b)                                                      2.33          500,000
                Ohio Higher Education Facilities Revenue
                (Pooled) Series 02A
       295      9/01/27 (b)                                                      2.30          295,000
                Ohio Higher Education Facilities Revenue
                (Pooled) Series 03B
       590      11/01/28 (b)                                                     2.30          590,000

                Ohio Water Development Authority PCR
                (Cleveland) Series 99A AMT
       800      6/15/33 (b)                                                      2.30          800,000
                Paulding County SWDR
                (Lafarge Corp. Project) Series 96
       900      8/01/26 (b)                                                      2.22          900,000
                Warren County
                (Pioneer Industrial Components) Series 85
     1,500      12/01/05 (b)                                                     2.55        1,500,000
                Warren County Health Care Facilities
                (Otterbein Homes) Series 98B
       138      7/01/23 (b)                                                      2.30          137,980
                Wooster IDR
                (Allen Group, Inc.) Series 85
       700      12/01/10 (b)                                                     2.29          700,000
                                                                                          ------------
                                                                                            16,170,980
                                                                                          ------------
                PENNSYLVANIA - 4.6%
                Chester County Health and Education Facilities
                (Kendal Cosslands Community Project) Series 03
       920      4/01/33 (b)                                                      2.31          920,000
                                                                                          ------------
                PUERTO RICO - 9.0%
                Puerto Rico Commonwealth Highway & Transportation Authority
                Series 98A AMBAC
     1,800      7/01/28 (b)                                                      2.23        1,800,000
                                                                                          ------------
                WASHINGTON - 2.0%
                Pierce County Economic Development
                (Truss Co. Project) Series 95 AMT
       400      1/01/20 (b)                                                      2.35          400,000
                                                                                          ------------
                TOTAL INVESTMENTS -100.0%
                (amortized cost
                $20,040,980)                                                                20,040,980
                Other assets less
                liabilities - 0.0%                                                               3,387
                                                                                          ------------
                NET ASSETS - 100%                                                         $ 20,044,367
                                                                                          ------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC   -American Municipal Bond Assurance Corporation

      AMT     -Alternative Minimum Tax

      FSA     -Financial Security Assurance, Inc.

      HFA     -Housing Finance Agency/Authority

      IDR     -Industrial Development Revenue

      MFHR    -Multi-Family Housing Revenue

      PCR     -Pollution Control Revenue

      SWDR    -Solid Waste Disposal Revenue

PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)
ALLIANCEBERNSTEIN MUNICIPAL TRUST -PENNSYLVANIA PORTFOLIO

Principal
  Amount
  (000)        Security (a)                                                     Yield            Value
               MUNICIPAL BONDS-93.0%
               CONNECTICUT - 1.4%
               Connecticut Development Authority SWR
               (Rand Whitney Project) Series 93 AMT
$    1,000     8/01/23 (b)                                                       2.33%    $  1,000,000
                                                                                          -------------
               FLORIDA - 4.3%
               Florida Housing Finance Corp. MFHR
               (Charleston Landings Apts.) Series 01I-A
     2,000     7/01/31 (b)                                                       2.30        2,000,000
               Florida Housing Finance Corp. MFHR
               (Collins Cove Apts.) Series 03W AMT
     1,000     2/01/36 (b)                                                       2.33        1,000,000
                                                                                          -------------
                                                                                             3,000,000
                                                                                          -------------
               PENNSYLVANIA - 80.0%
               Allegheny County Hospital Development
               (Covenant at South Hills) Series 01B
     1,600     2/01/08 (b)                                                       2.48        1,600,000
               Allegheny County Hospital Development
               (Presbyterian University Hospital) Series 88B-1
     2,215     3/01/18 (b)                                                       2.30        2,215,000
               Allegheny County IDA
               (Karrington of South Hills Assisted Living) Series 96A AMT
     1,200     7/01/26 (b)                                                       2.34        1,200,000
               Allegheny County IDA
               (Sacred Heart High School) Series 02
     1,000     6/01/22 (b)                                                       2.34        1,000,000
               Allegheny County IDA
               (United Jewish Federation Project) Series 96A
     5,080     10/01/26 (b)                                                      2.31        5,080,000
               Allegheny County IDA
               (UPMC Health Systems) Series 02C
     1,800     3/01/15 (b)                                                       2.30        1,800,000
               Berks County IDA
               (One Douglassville Prop.) Series 04 AMT
     6,000     7/01/34 (b)                                                       2.35        6,000,000
               Chartiers Valley IDA
               (Asbury Villas) Series 00B
     4,160     12/01/30 (b)                                                      2.31        4,160,000
               Chester County Health and Education
               (Kendal Crosslands Communities) Series 03
     3,000     4/01/33 (b)                                                       2.31        3,000,000
               Chester County IDA
               (West Chester University Student Housing) Series 03
     3,500     8/01/35 (b)                                                       2.33        3,500,000

               Delaware County IDA
               (Sunoco, Inc.) Series 98
     1,500     11/01/33 (b)                                                      2.30        1,500,000
               Emmaus General Authority Revenue
               Series 89
     6,900     3/01/24 (b)                                                       2.29        6,900,000
               Indiana County IDA
               (Conemaugh Project) Series 97A AMT
     1,355     6/01/27 (b)                                                       2.30        1,355,000
               Indiana County IDA
               (Exelon Generation Co.) Series 03A AMT
     1,000     6/01/27 (b)                                                       2.28        1,000,000
               Luzerne County IDA
               (Methodist Homes) Series 03
     3,800     2/01/29 (b)                                                       2.33        3,800,000
               Pennsylvania Higher Educational Facility Authority
               (Holy Family College) Series 02B
     1,455     12/01/32 (b)                                                      2.31        1,455,000
               Philadelphia Hospital & Higher Education Facilities
               (Thomas Jefferson University) Series 03
     2,130     1/01/17 (b)                                                       2.31        2,130,000
               Philadelphia IDA
               (Greater Philadelphia Health) Series 03
     3,145     1/01/24 (b)                                                       2.31        3,145,000
               Philadelphia IDA
               (Settlement Music School Project) Series 04
     3,350     3/01/29 (b)                                                       2.25        3,350,000
               Philadelphia IDA
               (The Penn School For The Deaf) Series 02
     1,900     11/01/32 (b)                                                      2.33        1,900,000
                                                                                          -------------
                                                                                            56,090,000
                                                                                          -------------
               PUERTO RICO - 4.2%
               Puerto Rico Commonwealth Highway & Transportation Authority
               Series 98A AMBAC
     2,930     7/01/28 (b)                                                       2.23        2,930,000
                                                                                          -------------
               TEXAS - 1.4%
               Gulf Coast Waste Disposal Authority
               (BP Amoco Chemical Project) Series 03B AMT
     1,000     9/01/38 (b)                                                       2.35        1,000,000
                                                                                          -------------
               WISCONSIN - 1.7%
               River Falls IDR
               (M & O Properties, LLC) Series 00A AMT
     1,240     10/01/20 (b)                                                      2.35        1,240,000
                                                                                          -------------
               Total Municipal Bonds
               (amortized cost
               $65,260,000)                                                                 65,260,000
                                                                                          -------------

               COMMERCIAL PAPER-9.3%
               PENNSYLVANIA - 9.3%
               Montgomery County IDA
               (Exelon Generation Co.) AMT Series 01A
     3,500     4/11/2005                                                         2.05        3,500,000
               Venango IDA
               (Scrubgrass Project) Series 93 AMT
     3,000     4/11/2005                                                         2.05        3,000,000
                                                                                          -------------
                                                                                             6,500,000
                                                                                          -------------
               Total Commercial Paper
               (amortized cost
               $6,500,000)                                                                   6,500,000
                                                                                          -------------
               TOTAL INVESTMENTS -102.3%
               (amortized cost
               $71,760,000)                                                                 71,760,000
               Other assets less
               liabilities - (2.3%)                                                         (1,638,288)
                                                                                          -------------
               NET ASSETS - 100%                                                          $ 70,121,712
                                                                                          -------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC   -American Municipal Bond Assurance Corporation

      AMT     -Alternative Minimum Tax

      IDA     -Industrial Development Authority

      IDR     -Industrial Development Revenue

      MFHR    -Multi-Family Housing Revenue

      SWR     -Solid Waste Revenue

PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)
ALLIANCEBERNSTEIN MUNICIPAL TRUST - VIRGINIA PORTFOLIO

 Principal
   Amount
   (000)        Security (a)                                           Yield           Value
                MUNICIPAL BONDS-91.7%
                ALABAMA - 5.0%
                Decatur IDB
                (BP Amoco Chemical Co. Project) Series 01
$    1,500      11/01/35 (b)                                            2.35%   $  1,500,000
                                                                                ------------
                TEXAS - 5.0%
                Gulf Coast Waste Disposal Authority
                (Exxon Mobil Project) Series 01A
     1,500      6/01/30 (b)                                             2.25       1,500,000
                                                                                ------------
                VIRGINIA - 81.7%
                Botetourt County IDR
                (Virginia Forge Co. Project) Series 96 AMT
       700      7/01/11 (b)                                             2.36         700,000
                Bristol IDA
                (Bristol Health Care Center) Series 86
     2,665      6/01/10 (b)                                             2.00       2,665,000
                Campbell County PCR
                (Georgia Pacific Power) AMT
     1,100      12/01/19 (b)                                            2.34       1,100,000
                Chesapeake Hospital Authority
                (Chesapeake General Hospital) Series 01A
     1,500      7/01/31 (b)                                             2.29       1,500,000
                Emporia IDA
                (Toll VA III LP Project) Series 99 AMT
     1,500      11/01/23 (b)                                            2.35       1,500,000
                Fairfax County IDA
                (Inova Health System) Series 88C
     2,160      10/01/25 (b)                                            2.28       2,160,000
                Fairfax County IDR
                (Fair Lakes/ D&K LP) Series 96 AMT
     1,640      8/01/16 (b)                                             2.34       1,640,000
                Hampton Redevelopment & Housing Authority MFHR
                (Township Apartments Project) Series 98
     1,500      10/15/32 (b)                                            2.28       1,500,000
                James City IDA MFHR
                (Chambrel at Williamsburg Project) Series 02
     1,500      11/15/32 (b)                                            2.30       1,500,000
                King George County IDA SWDR
                (Garnet of VA, Inc.) Series 96 AMT
     3,000      9/01/21 (b)                                             2.35       3,000,000
                Louisa County IDA
                (University of Virginia Health Services Foundation)
                Series 00
     1,360      10/01/30 (b)                                            2.31       1,360,000
                Metropolitan Washington DC Airport Authority
                (Airport Systems Revenue) Series 02C FSA AMT
     1,470      10/01/21 (b)                                            2.30       1,470,000

 Principal
   Amount
   (000)        Security (a)                                           Yield           Value
                Nelson County IDA
                (Taylor Ramsey Corp.) Series 99 AMT
       525      8/01/09 (b)                                             2.35         525,000
                Newport News Redevelopment & Housing MFHR
                (Springhouse Apartments) Series 01
     1,600      9/01/26 (b)                                             2.30       1,600,000
                Portsmouth MFHR
                (Marsh Landing Project) Series 03A-1 AMT
     1,500      6/01/30 (b)                                             2.34       1,500,000
                Suffolk IDA Residential Care Facility
                (Lake Prince Center Project) Series 01
     1,000      10/01/31 (b)                                            2.40       1,000,000
                                                                                ------------
                                                                                  24,720,000
                                                                                ------------
                TOTAL INVESTMENTS -91.7%
                (amortized cost
                $27,720,000)                                                      27,720,000
                Other assets less
                liabilities - 8.3%                                                 2,520,763
                                                                                ------------
                NET ASSETS - 100%                                               $ 30,240,763
                                                                                ------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT    -Alternative Minimum Tax

      FSA    -Financial Security Assurance

      IDA    -Industrial Development Authority

      IDB    -Industrial Development Board

      IDR    -Industrial Development Revenue

      MFHR   -Multi-Family Housing Revenue

      PCR    -Pollution Control Revenue

      SWDR   -Solid Waste Disposal Revenue

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Trust

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      Chief Executive Officer

Date: May 27, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: May 27, 2005